Property and Equipment, Net - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) a ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) a ft²	Jun. 30, 2021 USD ($)
Property Plant And Equipment [Abstract]
Area of facility under manufacturing and research and development	51,000		51,000
Area of facility under manufacturing and research and development expects to expand	88,600		88,600
Area of land | a	12		12
Additional area of facility initiated for construction	207,000		207,000
Depreciation | $	$ 400	$ 200	$ 1,440	$ 358